Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (loss) Per Share [Abstract]
Earnings (loss) Per Share [Text Block]

NOTE 17. EARNINGS(LOSS) PER SHARE

The following shares were excluded from the calculation of diluted net income (loss) per share as they were anti-dilutive shares as of December 31, 2009, 2010 and 2011:

	Years ended December 31,
	2009	2010	2011
Stock options and warrants	123,087	567,487	592,312
Contingent issuable shares in acquisition obligation	143,991	-	-
Issuable shares from Convertible notes	52,631	52,631	-
Total anti-dilutive shares	319,709	620,118	592,312

The following table is a reconciliation of the numerators and denominators used in the calculation of basic and diluted earnings (loss) per share and the weighted-average ordinary shares outstanding for the years ended December 31, 2009, 2010 and 2011:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the
				Year Ended
				December 31,
	2009	2010	2011	2011
Net loss	¥(25,265,497)	¥(17,323,421)	¥(18,830,869)	$(2,991,924)
Net loss from continuing operations	(19,887,910)	(17,386,892)	(24,440,221)	(3,883,160)
Gain (Loss) from discontinued operations	(5,377,587)	63,471	5,609,352	891,236
Basic weighted-average ordinary shares outstanding	3,362,986	3,822,386	4,130,221	4,130,221
Effect of dilutive securities:
Stock options and warrants	33,895	9,417	-	-
Contingent issuable shares in acquisition obligation	-	-	-	-
Diluted weighted-average ordinary shares outstanding	3,396,881	3,831,803	4,130,221	4,130,221
Basic earnings (loss) per share	¥(7.51)	¥(4.53)	¥(4.56)	$(0.72)
-Continuing operations	(5.91)	(4.55)	(5.92)	(0.94)
- Discontinued operations	(1.60)	0.02	1.36	0.22
Diluted earnings (loss) per share	¥(7.51)	¥(4.53)	¥(4.56)	$(0.72)
-Continuing operations	(5.91)	(4.55)	(5.92)	(0.94)
-Discontinued operations	(1.60)	0.02	1.36	0.22